Business acquisitions and dispositions - Acquisition of Axis NetMedia Corporation (Details) - Axia km in Thousands, $ in Millions	Aug. 31, 2018 CAD ($) km
Disclosure of detailed information about business combination [line items]
Cash transferred | $	$ 155
Fibre capacity (km) | km	10